EMPLOYEE BENEFITS - Narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net defined benefit liability (asset) [line items]
Post-employment benefit expense, defined contribution plans	€ 16,944	€ 15,729	€ 15,727
Employee benefits	110,807	101,200
Short-term bonus benefit provision
Disclosure of net defined benefit liability (asset) [line items]
Employee benefits	92,463	79,273
Jubilee benefits provision
Disclosure of net defined benefit liability (asset) [line items]
Employee benefits	€ 3,202	€ 3,497
Years of service achieved	30 years
Italian employee severance indemnity (TFR)
Disclosure of net defined benefit liability (asset) [line items]
Actuarial assumption of discount rates (percent)	3.80%	0.90%	40.00%
Average duration of benefit obligation	7 years